Contracts with Customers - Contract Costs (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 33.7	$ 40.6
Non-current deferred mobilization and contract preparation costs	37.2	39.5
Total deferred mobilization and contract preparation asset	$ 70.9	$ 80.1